Equity Capital Structure, Capital Stock (Details) - USD ($)			12 Months Ended
	Oct. 17, 2019	Sep. 22, 2017	Dec. 31, 2019	Dec. 31, 2018
Equity Capital Structure [Abstract]
Capital shares, shares authorized (in shares)			2,000,000,000
Capital shares, par value (in dollars per share)			$ 0.001
Common shares, authorized (in shares)			1,950,000,000	1,950,000,000
Preferred shares, shares authorized (in shares)			50,000,000	50,000,000
Series A Preferred Shares [Member]
Equity Capital Structure [Abstract]
Number of shares issued in share exchange transaction (in shares)		480,000
Dividend rate		9.75%	9.75%	9.75%
Fair value of preferred stock		$ 2,740,000
Series B Preferred Shares [Member]
Equity Capital Structure [Abstract]
Number of shares issued in share exchange transaction (in shares)		12,000
Fair value of preferred stock		$ 0
Common Shares [Member]
Equity Capital Structure [Abstract]
Number of shares issued in share exchange transaction (in shares)	300,000	2,400,000	618,112